Stockholders' Deficit Warrant Transactions (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended		1 Months Ended
	Mar. 01, 2013	Sep. 11, 2012	Jul. 15, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 22, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Private Transaction with Warrant Holders [Member]	Mar. 01, 2013 Secured Line of Credit Facility [Member]	May 22, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 14, 2013 Unsecured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of warrants with preferred stock financing (shares)						153,882		5,001
Derivative, Gain (Loss) on Derivative Exchange, Net				$ 732	$ (802,123)
Line of credit facility, maximum borrowing capacity									1,500,000
Warrant Issued in Financing Arrangement, Period of Maturity	5 years
Warrant issued not yet exercised	58,139
Warrant issued not yet exercised, value	15,000
Warrant issued not yet exercised, price per share	$ 0.258
Fair value of warrants issued	7,209	49,170		7,209
Short-term Debt										$ 750,000	$ 170,000	$ 170,000
Warrants issued to purchase shares under the notes payable (warrants)			1,108							1,000,000
Warrants issued to purchse shares under the notes payable agreement, exercise price										$ 0.25
Warrant conversion period to purchase shares										5 years
Additional warrants issued to purchase shares										3,187,500
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period							1,687,500